Liquidity and going concern	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and going concern
2. Liquidity and going concern:

In connection with preparing the consolidated financial statements for each annual and interim reporting period management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Substantial doubt exists when conditions and events, considered in the aggregate, indicate that it is probable that the Company will be unable to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date that the consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the consolidated financial statements are issued.

At this time Management's evaluation has concluded that there are no known or currently foreseeable conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements were issued. These consolidated financial statements have therefore been prepared on the basis that the Company will continue as a going concern.

At December 31, 2018, the Company's net working capital was $63,144 (2017 - $80,919) including cash and cash equivalents of $61,119 (2017 - $71,842), and its long-term debt, including the royalty payable, was $76,245, of which $16,418 matures in 2019. The Company has incurred a loss from continuing operations of $40,770 (2017 - $62,860) and negative cash flows from continuing operating activities of $27,437 (2017 - $49,453) for the year ended December 31 ,2018, and has accumulated a deficit of $998,361 since inception.

The Company continues to work towards its goals of increasing revenues and reducing expenditures, which has improved results from operations and operating cash flows in 2017 and 2018, and this improvement in operating results is expected to continue in 2019. In particular, the commercial launch of Westport HPDI 2.0™ in 2018 has allowed the Company to significantly reduce engineering and development spend and the associated capital expenditures on this product and this reduction has improved current and forecasted future cash flows. In addition, while the legal fees related to the Securities and Exchange Commission ("SEC") investigation that began in 2017 (see note 20(b)) increased significantly in 2018, we anticipate these legal expenditures to decrease in 2019. However, since the possible outcomes of this proceeding remain uncertain at this time, it is also necessary to acknowledge that any final determination that the Company’s operations or activities are not, or were not, in compliance with the Foreign Corrupt Practices Act ("FCPA") and/or other U.S. securities laws could result in significant civil and criminal financial penalties and other sanctions, which could have a material adverse impact on our financial condition. Lastly, the Company continues to examine non-core assets to determine whether it is in the best interest of the Company to monetize assets or to continue to hold and invest in these assets. Connected with this activity of assessing its non-core assets, on July 25, 2018 the Company closed the sale of its CNG Compressor business announced in the second quarter of 2018, which resulted in gross proceeds of approximately $14,729.

2. Liquidity and going concern (continued):

Based on currently known conditions and events, management believes that the cash on hand at December 31, 2018 and the improvements to the operations expected for 2019 will provide the cash flow necessary to fund operations over the period from March 2019 to March 31, 2020. The ability of the Company to continue as a going concern beyond one year will be dependent on the Company's ability to generate positive results from operations and cash flows. If, as a result of future events, the Company was to determine it was no longer able to continue as a going concern, significant adjustments would be required to the carrying value of its assets and liabilities in the consolidated financial statements and the adjustments could be material.